LONG-TERM DEBT (Details) (JPY ¥) In Thousands, unless otherwise specified			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	May 31, 2012 Credit Line	Sep. 27, 2011 Credit Line	Mar. 31, 2014 Credit Line	Mar. 31, 2013 Credit Line	Mar. 31, 2011 Credit Line	Mar. 31, 2014 Overdraft arrangement	Mar. 31, 2013 Overdraft arrangement	Mar. 31, 2014 Revolving credit facility	Dec. 28, 2012 Revolving credit facility	Mar. 31, 2012 Revolving credit facility	Mar. 31, 2013 Secured bank borrowings	Mar. 31, 2014 Unsecured bank borrowings	Mar. 31, 2013 Unsecured bank borrowings	Mar. 31, 2014 Capital lease obligations	Mar. 31, 2013 Capital lease obligations
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)													2.10%	2.30%	2.10%	1.70%	2.00%
Long-term debt	¥ 731,083	¥ 635,525											¥ 272,500	¥ 712,600	¥ 350,000	¥ 18,483	¥ 13,025
Less: current portion	285,897	188,241
Long-term debt, non current portion	445,186	447,284
Unutilized balance					0	0		50,000	50,000
Maximum borrowing capacity under syndicated loan arrangement				700,000							1,000,000
Syndicated loan maturity period				5 years
Amount borrowed			350,000	350,000
Amount borrowed										0
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets					75.00%					75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis							1,168,013					2,607,338
Minimum net assets to be maintained for restrictive covenants on a consolidated basis							1,173,145					2,655,320
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants				2 years
Aggregate annual maturities of long-term debt
2015	285,897
2016	277,684
2017	166,540
2018	962
Long-term debt	¥ 731,083	¥ 635,525											¥ 272,500	¥ 712,600	¥ 350,000	¥ 18,483	¥ 13,025